Document and Entity Information	Aug. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2023
Entity Registrant Name	EASTMAN KODAK COMPANY
Entity Incorporation, State or Country Code	NJ
Entity File Number	001-00087
Entity Tax Identification Number	16-0417150
Entity Address, Address Line One	343 State Street
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14650
City Area Code	800
Local Phone Number	356-3259
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000031235
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	KODK
Security Exchange Name	NYSE